Income Tax Expense - Schedule of Income Tax Expense Relates to the PRC (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense Relates to the PRC [Abstract]
Current tax expense	¥ 66,214,649	¥ 48,548,105	¥ 57,510,432
Deferred tax benefit	(179,918,382)	(38,044,032)	(16,493,414)
Total income tax expense (benefit)	¥ (113,703,733)	¥ 10,504,073	¥ 41,017,018